Going Concern considerations and Management's Plan	12 Months Ended
Dec. 31, 2011
Going Concern considerations and Management's Plan [Abstract]
GOING CONCERN CONSIDERATIONS AND MANAGEMENT'S PLANS

NOTE 2 – GOING CONCERN CONSIDERATIONS AND MANAGEMENT’S PLANS

Going Concern Considerations:

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. However, the events and circumstances described in this Note create an uncertainty about the Company’s ability to continue as a going concern.

On May 25, 2011, the Holding Company and CFBank each consented to the issuance of an Order to Cease and Desist (the Holding Company Order and the CFBank Order, respectively, and collectively, the Orders) by the Office of Thrift Supervision (OTS), the primary regulator of the Holding Company and CFBank at the time the Orders were issued. In July 2011, in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), the FED replaced the OTS as the primary regulator of the Holding Company and the Office of the Comptroller of the Currency (OCC) replaced the OTS as the primary regulator of CFBank.

The Holding Company Order requires it, among other things, to: (i) submit by June 30, 2011 (and update by December 31, 2011 and every December 31 thereafter) a capital plan to regulators that establishes a minimum tangible capital ratio commensurate with the Holding Company’s consolidated risk profile, reduces the risk from current debt levels and addresses the Holding Company’s cash flow needs; (ii) not pay cash dividends, redeem stock or make any other capital distributions without prior regulatory approval; (iii) not pay interest or principal on any debt or increase any Holding Company debt or guarantee the debt of any entity without prior regulatory approval; (iv) obtain prior regulatory approval for changes in directors and senior executive officers; and (v) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators.

The CFBank Order requires it, among other things, to: (i) have by September 30, 2011, and maintain thereafter, 8% core capital and 12% total risk-based capital, after establishing an adequate allowance for loan and lease losses; (ii) submit by June 30, 2011 (and update by December 31, 2011 and every December 31 thereafter) a capital and business plan to regulators that describes strategies to meet these required capital ratios and contains operating strategies to achieve realistic core earnings; (iii) submit a contingency plan providing for a merger or voluntary dissolution of CFBank if capital does not reach the required levels, which requirement was extended by the OCC until the earlier of 15 days after termination of the stock offering or January 31, 2012, and a further extension of this date has been requested of the OCC; (iv) not originate, participate in or acquire any nonresidential real estate loans or commercial loans without regulatory approval, which prohibition was waived by OCC on November 9, 2011 subject to certain Board approval conditions, loan policies and credit administration procedures; (v) adopt a revised credit administration policy, problem asset reduction plan, management succession plan and liquidity management policy; (vi) limit asset growth to net interest credited on deposit liabilities absent prior regulatory approval for additional growth; (vii) not pay cash dividends or make any other capital distributions without prior regulatory approval; (viii) obtain prior regulatory approval for changes in directors and senior executive officers; (ix) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators; (x) not enter into any significant arrangement or contract with a third party service provider without prior regulatory approval; and (xi) comply with the Federal Deposit Insurance Corporation (FDIC) limits on brokered deposits. As a result of the CFBank Order, CFBank is considered “adequately capitalized” for regulatory purposes.

The Company has been unprofitable for the past three years and, unless additional capital is infused into the Holding Company and CFBank, it is unlikely that we will be able to generate profits in the future. This would cause our capital levels to continue to erode. If that happens, the regulators could take additional enforcement action against us, including the imposition of further operating restrictions. The regulators could also direct us to seek a merger partner or liquidate CFBank.

The Holding Company is significantly dependent on dividends from CFBank to provide the liquidity necessary to meet its obligations. As of December 31, 2011, pursuant to the CFBank Order, CFBank may not declare or pay dividends or make any other capital distributions without receiving the prior written approval of the OCC. Future dividend payments by CFBank to the Holding Company would be based on future earnings and the approval of the OCC. The payment of dividends from CFBank to the Holding Company is not likely to be approved by the OCC while CFBank is suffering significant losses.

The significant directives contained in the Orders, including higher capital requirements, requirements to reduce the level of our classified and criticized assets, growth and operating restrictions, restrictions on brokered deposits, restrictions on certain types of lending and restrictions on dividend payments have impeded and may further impede our ability to operate our business and to effectively compete in our markets. In addition, the regulators must approve any deviation from our business plan, which could limit our ability to make any changes to our business and could negatively impact the scope and flexibility of our business activities.

The requirements of the Orders will remain in effect until terminated, modified or suspended by regulators.

Management’s Plans:

The Company announced the terms of a registered common stock offering of up to $30,000 on August 9, 2011. The registered common stock offering consists of a rights offering of up to $24,965 and a $5,035 offering to a group of standby purchasers. Under the terms of the rights offering, all record holders of the Company’s common stock as of February 8, 2012 received, at no charge, one subscription right for each share of common stock held as of the record date. Each subscription right entitles the holder of the right to purchase 6.0474 shares of Company common stock at a subscription price of $1.00 per share. Shares are also available to the public at $1.00 per share. In addition, for each three shares of common stock purchased, purchasers will receive, at no charge, one warrant to purchase one additional share of common stock at a purchase price of $1.00 per share. The warrants will be exercisable for three years. The Company has separately entered into a series of standby purchase agreements with a group of investors led by Timothy T. O’Dell, Thad R. Perry and Robert E. Hoeweler. Under the standby purchase agreements, the standby purchasers will acquire 5.0 million shares of Company common stock at a price of $1.00 per share and receive warrants with the same terms and conditions as all purchasers in the rights offering. The standby purchasers have conditioned their purchase of shares of common stock upon the receipt by the Company of at least $16,500 in net proceeds from the rights offering. The registration statement related to the rights offering is on file with the SEC and became effective on February 8, 2012.

A portion of the proceeds from the registered common stock offering is expected to be retained by the Holding Company for general corporate purposes and is estimated to be sufficient to support the Holding Company’s cash requirements. Given the uncertainty surrounding CFBank’s future ability to pay dividends to the Holding Company, the current levels of problem assets, the continuing depressed economy and the longer periods of time necessary to work out problem assets in the current economy, the Board of Directors and management are relying on completion of the registered common stock offering to provide additional funding to support the Holding Company’s working capital needs. Should the registered common stock offering be unsuccessful, there can be no assurance that additional funding sources will be available, which would have a material adverse impact on our financial condition. Without additional capital, it is unlikely that the Holding Company will have sufficient liquidity to continue to meet its operating expenses as they become due. This could result in the Holding Company being subject to additional regulatory restrictions which could ultimately result in the Holding Company being instructed to seek a merger partner or in CFBank being liquidated.

The Holding Company’s available cash at December 31, 2011 is sufficient to cover operating expenses and expenses in connection with the registered common stock offering, at their current projected levels, for approximately 6 months. The Board of Directors elected to defer scheduled dividend payments related to the Preferred Stock beginning with the November 15, 2010 payment, and the interest payments on the subordinated debentures beginning with the December 30, 2010 payment, in order to preserve cash at the Holding Company. The Company expects that the Board will also elect to defer future payments until the Company is recapitalized. Pursuant to the Holding Company Order, the Holding Company may not pay dividends on the Preferred Stock or interest on the subordinated debentures without the prior written notice to and written non-objection from the FED.

As of December 31, 2011, the Company had incurred $652 in costs related to the registered common stock offering that are included in other assets in the consolidated balance sheet. The Company expects to incur additional costs prior to completion of the stock offering. In the event the registered common stock offering is not successful, these costs will be charged against current operations and will have a negative impact on earnings.

Because CFBank is no longer considered to be well-capitalized for regulatory purposes, it is prohibited from accepting or renewing brokered deposits, including reciprocal deposits in the Certificate of Deposit Account Registry Service ® (CDARS) program, without FDIC approval. CFBank received limited waivers from the prohibition on renewal of reciprocal CDARS deposits from the FDIC, each for 90 day periods which expired on September 20, 2011, December 19, 2011, March 18, 2012 and a current limited waiver which expires on June 16, 2012. The current limited waiver allows CFBank to roll over or renew core deposits in the reciprocal CDARS program that have yet to mature or have matured and remained with CFBank between March 19, 2012 and June 16, 2012. Management intends to submit additional requests for waivers in the future; however, there can be no assurance that the requests will be granted by the FDIC or that customers will roll over or renew their CDARS deposits even if CFBank is granted additional waivers.

The prohibition on brokered deposits significantly limits CFBank’s ability to participate in the CDARS program and impacts CFBank’s liquidity management. As a result of the losses in 2009, 2010 and the first quarter of 2011, management had been concerned that CFBank would be restricted from accepting or renewing brokered deposits, in addition to other regulatory restrictions, and moved aggressively in 2011, prior to receipt of the CFBank Order, to build on-balance-sheet liquidity to deal with scheduled brokered deposit maturities and the potential impact of other regulatory restrictions on liquidity. At December 31, 2011, CFBank had $53,925 in brokered deposits with maturity dates from January 2012 through August 2016. At December 31, 2011, cash, unpledged securities and deposits in other financial institutions totaled $63,959, which was sufficient to cover all brokered deposit maturities.

We have taken such actions as we believe are necessary to comply with all requirements of the Orders which are currently effective, except the higher capital requirements, and we are continuing to work toward compliance with the provisions of the Orders having future compliance dates.

These financial statements do not include any adjustments that may result should the Company be unable to continue as a going concern.